INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (42,587,000)	€ (24,479,000)
Adjustments for
Finance income	(5,480,000)	(3,477,000)
Finance expenses	7,579,000	2,436,000
Depreciation and impairment of property, plant and equipment and right-of-use assets	1,071,000	790,000
Amortization of intangible assets	477,000	480,000
Share-based payment transaction expense	2,860,000	1,499,000
(Decrease)/Increase in provisions	(596,000)	179,000
Other non-cash items	100,000	(153,000)
Cash used before changes in working capital	(36,576,000)	(22,725,000)
Changes in working capital
Increase in inventory	(616,000)	(1,783,000)
(Increase)/Decrease in trade and other receivables	725,000	(290,000)
Increase in trade and other liabilities	1,472,000	1,412,000
Cash used from changes in operations	(34,995,000)	(23,386,000)
Income tax paid	(258,000)	(207,000)
Net cash used in operating activities	(35,253,000)	(23,593,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(761,000)	(448,000)
Capitalization of intangible assets	(1,554,000)	(3,295,000)
Purchase of financial assets - current	(17,549,000)	(59,171,000)
Proceeds from sale of financial assets - current	45,067,000	46,145,000
Interest income on financial assets	1,583,000	1,205,000
Net cash generated/(used) in investing activities	26,786,000	(15,564,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(609,000)	(546,000)
Repayment of other loan		(42,000)
Interests paid	(602,000)	(24,000)
Proceeds from issuance of shares, net of transaction costs	44,000	45,674,000
Other financial costs	(35,000)	(81,000)
Net cash generated/(used) from financing activities	(1,202,000)	44,981,000
Movement in cash and cash equivalents	(9,669,000)	5,824,000
Effect of exchange rates on cash and cash equivalents	(1,788,000)	290,000
Cash and cash equivalents at January 1	34,186,000	21,610,000
Cash and cash equivalents at June 30	€ 22,729,000	€ 27,724,000